Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable
Summary of accounts receivable

	December 31,
	2011	2012
	RMB	RMB	US$

Accounts receivable	2,473,683	3,921,502	629,444
Less: Allowance for doubtful accounts	(343,306)	(287,351)	(46,123)
Total accounts receivable, net	2,130,377	3,634,151	583,321

Schedule of the movement of the allowance for doubtful accounts

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Beginning balance	(323,025)	(309,482)	(343,306)	(55,104)
Additions	(788)	(45,612)	(73,962)	(11,872)
Reversal of allowance for doubtful accounts	13,886	6,624	5,401	867
Write-off of accounts receivable	445	5,164	124,516	19,986
Ending balance	(309,482)	(343,306)	(287,351)	(46,123)